Shareholders’ Meetings (Details Narrative)	Apr. 20, 2023
Shareholders Meetings
Description of ordinary and extraordinary shareholders meeting	allocate the $ 17,468 loss for the year ended December 31, 2022 (which at the purchasing power of the currency at December 31, 2023 amounts to $ 54,398) to the Unappropriated Retained Earnings account.